LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2022
LAND USE RIGHTS, NET
LAND USE RIGHTS, NET

NOTE 10 – LAND USE RIGHTS, NET

Land use rights, net, consist of the following:

	December 31,	December 31,
	2022	2021
Land use rights	$1,762,469	-
Less: accumulated amortization	(493,033)	-
Land use rights, net	$1,269,436	-

Amortization expense was $15,690, nil and nil for the years ended December 31, 2022, 2021 and 2020, respectively.

Estimated future amortization expense is as follows:

Amortization
expense
Fiscal 2023	$35,249
Fiscal 2024	35,249
Fiscal 2025	35,249
Fiscal 2026	35,249
Fiscal 2027	35,249
Thereafter	1,093,191
Total	$1,269,436